29. EMPLOYEE BENEFIT PLANS (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Pension plans [Member] | 2019 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	$ 10,144
Pension plans [Member] | 2020 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	10,608
Pension plans [Member] | 2021 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	11,073
Pension plans [Member] | 2022 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	11,501
Pension plans [Member] | 2023 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,024
Pension plans [Member] | 2024 to 2028 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	68,087
Other post-employment benefit plans [Member] | 2019 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	800
Other post-employment benefit plans [Member] | 2020 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	831
Other post-employment benefit plans [Member] | 2021 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	863
Other post-employment benefit plans [Member] | 2022 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	897
Other post-employment benefit plans [Member] | 2023 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	932
Other post-employment benefit plans [Member] | 2024 to 2028 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	$ 6,124